Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.1%
Security	Principal Amount (000's omitted)	Value
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.415%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	$1,300	$ 1,306,321
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.314%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,012,451
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.22%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,012,972
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.685%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,503,969
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.708%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,254,899
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.049%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,200	1,205,432
Series 2015-5A, Class DR, 11.255%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	499,965
Clover CLO Ltd., Series 2019-1A, Class ER, 10.99%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	1,000	1,000,050
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.209%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,000	1,002,887
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.805%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,003,208
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.393%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	1,015,965
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.898%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	1,002,673
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 10.80%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	1,006,677
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	504,492
Series 2019-1A, Class DR, 11.08%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	1,006,855
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.258%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	1,010,318
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 10.512%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	700	703,449
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.325%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	1,004,890
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd., Series 2013-1A, Class DR, 11.044%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	$2,000	$ 1,975,732
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.804%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,300	1,275,622
Total Asset-Backed Securities (identified cost $21,143,093)		$ 21,308,827

Common Stocks — 2.1%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	58	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	20,728	$ 295,374
Phoenix Services International LLC(4)(5)	17,026	68,104
Phoenix Services International LLC(4)(5)	1,554	6,216
		$ 369,694
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	529	$ 1,180,876
		$ 1,180,876
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	2,823	$ 73,059
		$ 73,059
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	15,478	$ 378,894
		$ 378,894
Health Care — 0.5%
Cano Health, Inc.(4)(5)	108,091	$ 959,308
Envision Parent, Inc.(4)(5)	49,670	609,500
		$ 1,568,808
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	81,273	$ 777,173
Serta SSB Equipment Co.(3)(4)(5)	81,273	0
		$ 777,173

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	15,179	$ 9,897
		$ 9,897
Pharmaceuticals — 0.9%
Covis Midco 1 SARL, Class A(3)(4)(5)	501	$ 0
Covis Midco 1 SARL, Class B(3)(4)(5)	501	0
Covis Midco 1 SARL, Class C(3)(4)(5)	501	0
Covis Midco 1 SARL, Class D(3)(4)(5)	501	0
Covis Midco 1 SARL, Class E(3)(4)(5)	501	0
Mallinckrodt International Finance SA(4)(5)	30,561	2,953,919
		$ 2,953,919
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	506	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	404,596	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	613	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $7,933,920)		$ 7,312,320

Corporate Bonds — 5.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 199,549
TransDigm, Inc., 4.875%, 5/1/29	700	669,546
		$ 869,095
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 564,535
		$ 564,535
Security	Principal Amount (000's omitted)	Value
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,005,700
		$ 1,005,700
Building and Development — 0.4%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 620,230
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	611,457
		$ 1,231,687
Business Equipment and Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$472	$ 474,448
		$ 474,448
Cable and Satellite Television — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 572,377
		$ 572,377
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 220,231
		$ 220,231
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 477,138
		$ 477,138
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 617,790
		$ 617,790
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$543	$ 541,893
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	996,365
		$ 1,538,258
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 345,861
		$ 345,861
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 580,133
		$ 580,133

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$339	$ 342,468
		$ 342,468
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 578,460
		$ 578,460
Health Care — 0.5%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 558,419
Medline Borrower LP, 5.25%, 10/1/29(1)	241	233,815
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,027,584
		$ 1,819,818
Home Furnishings — 0.2%
Somnigroup International, Inc., 4.00%, 4/15/29(1)	$625	$ 583,252
		$ 583,252
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 623,755
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	572,186
		$ 1,195,941
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 551,720
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	624,661
		$ 1,176,381
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 478,535
		$ 478,535
Oil and Gas — 0.4%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 260,487
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	623,853
Vital Energy, Inc., 9.75%, 10/15/30	350	367,552
		$ 1,251,892
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$446	$ 465,061
		$ 465,061
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$625	$ 606,764
		$ 606,764
Retail — 0.0%(6)
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$31	$ 32,562
		$ 32,562
Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$355	$ 343,821
		$ 343,821
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 606,936
		$ 606,936
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$504	$ 485,858
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,000	893,244
		$ 1,379,102
Wireless Telecommunication Services — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$607	$ 611,135
		$ 611,135
Total Corporate Bonds (identified cost $19,698,126)		$ 19,969,381

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	8,459	$ 217,819
Series G1(4)	5,844	150,483
Total Preferred Stocks (identified cost $293,212)		$ 368,302

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 141.6%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Air Comm Corp. LLC:
Term Loan, 7.396%, (SOFR + 3.00%), 11/21/31		1,315	$ 1,316,207
Term Loan, 12/11/31(8)		110	109,684
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.822%, (SOFR + 4.50%), 9/19/31		600	597,750
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)		408	326,033
Novaria Holdings LLC, Term Loan, 7.824%, (SOFR + 3.50%), 6/6/31		399	401,368
			$ 2,751,042
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (SOFR + 4.00%), 4/8/30		600	$ 602,187
			$ 602,187
Airlines — 0.6%
American Airlines, Inc., Term Loan, 9.305%, (SOFR + 4.75%), 4/20/28		1,983	$ 2,026,611
			$ 2,026,611
Apparel & Luxury Goods — 1.5%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.574%, (SOFR + 2.25%), 12/21/28		730	$ 730,144
Term Loan, 2/13/32(10)		600	596,814
Gloves Buyer, Inc., Term Loan, 8.438%, (SOFR + 4.00%), 12/29/27		2,212	2,198,288
Hanesbrands, Inc.:
Term Loan, 8.074%, (SOFR + 3.75%), 3/8/30		149	149,604
Term Loan, 2/20/32(10)		450	451,688
Varsity Brands, Inc., Term Loan, 7.819%, (SOFR + 3.50%), 8/26/31		1,000	1,001,000
			$ 5,127,538
Auto Components — 3.9%
Adient U.S. LLC, Term Loan, 6.574%, (SOFR + 2.25%), 1/31/31		1,613	$ 1,612,145
Autokiniton U.S. Holdings, Inc., Term Loan, 8.438%, (SOFR + 4.00%), 4/6/28		3,213	3,199,879
Clarios Global LP:
Term Loan, 5.55%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	654,629
Term Loan, 6.824%, (SOFR + 2.50%), 5/6/30		2,120	2,113,593
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	$ 308,485
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	453,033
Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28		681	644,316
Garrett LX I SARL, Term Loan, 6.541%, (SOFR + 2.25%), 1/17/32		750	745,126
LSF12 Badger Bidco LLC, Term Loan, 10.324%, (SOFR + 6.00%), 8/30/30		297	295,144
LTI Holdings, Inc., Term Loan, 8.574%, (SOFR + 4.25%), 7/19/29		1,247	1,249,344
RealTruck Group, Inc.:
Term Loan, 7.938%, (SOFR + 3.50%), 1/31/28		1,791	1,732,868
Term Loan, 9.438%, (SOFR + 5.00%), 1/31/28		695	687,368
			$ 13,695,930
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28		651	$ 612,905
Term Loan, 9.979%, (SOFR + 5.50%), 6/1/29		1,459	1,400,400
			$ 2,013,305
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 8.09%, (SOFR + 3.50%), 11/24/27		1,056	$ 1,033,206
City Brewing Co. LLC:
Term Loan, 8.064%, (SOFR + 3.50%), 4/5/28		604	308,217
Term Loan, 10.814%, (SOFR + 6.25%), 4/5/28		196	99,916
Term Loan - Second Lien, 9.564%, (SOFR + 5.00%), 4/5/28		1,114	89,154
Triton Water Holdings, Inc., Term Loan, 6.565%, (SOFR + 2.25%), 3/31/28		2,413	2,418,311
			$ 3,948,804
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.438%, (SOFR + 4.00%), 10/13/28		1,233	$ 1,233,477
			$ 1,233,477
Building Products — 3.1%
Cornerstone Building Brands, Inc., Term Loan, 7.662%, (SOFR + 3.25%), 4/12/28		1,774	$ 1,649,373
CPG International, Inc., Term Loan, 6.324%, (SOFR + 2.00%), 9/19/31		673	676,679
Knife River HoldCo, Term Loan, 2/20/32(10)		250	250,391

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products (continued)
Kodiak Building Partners, Inc., Term Loan, 8.046%, (SOFR + 3.75%), 12/4/31	500	$ 499,723
LHS Borrower LLC, Term Loan, 9.174%, (SOFR + 4.75%), 2/16/29	1,010	941,439
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.559%, (SOFR + 4.25%), 12/2/31	1,900	1,862,000
MI Windows & Doors LLC, Term Loan, 7.324%, (SOFR + 3.00%), 3/28/31	1,990	1,997,015
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29	1,551	1,543,749
PHRG Intermediate LLC, Term Loan, 2/20/32(10)	925	920,375
Standard Industries, Inc., Term Loan, 6.072%, (SOFR + 1.75%), 9/22/28	315	315,982
		$ 10,656,726
Capital Markets — 5.6%
Advisor Group, Inc., Term Loan, 7.824%, (SOFR + 3.50%), 8/17/28	1,846	$ 1,848,390
AllSpring Buyer LLC, Term Loan, 7.375%, (SOFR + 3.00%), 11/1/30	1,319	1,321,396
Aretec Group, Inc., Term Loan, 7.824%, (SOFR + 3.50%), 8/9/30	1,916	1,914,959
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28	790	797,520
Edelman Financial Center LLC, Term Loan, 7.324%, (SOFR + 3.00%), 4/7/28	2,476	2,483,708
EIG Management Co. LLC, Term Loan, 9.322%, (SOFR + 5.00%), 5/17/29	420	421,786
FinCo I LLC, Term Loan, 6.574%, (SOFR + 2.25%), 6/27/29	1,234	1,236,171
Focus Financial Partners LLC, Term Loan, 7.574%, (SOFR + 3.25%), 9/15/31	2,155	2,153,368
Franklin Square Holdings LP, Term Loan, 6.574%, (SOFR + 2.25%), 4/25/31	970	972,550
HighTower Holdings LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/32	2,231	2,231,303
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31	1,122	1,121,688
Mariner Wealth Advisors LLC, Term Loan, 6.824%, (SOFR + 2.50%), 8/18/28	1,821	1,823,600
Orion Advisor Solutions, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 9/24/30	574	578,426
Press Ganey Holdings, Inc., Term Loan, 7.574%, (SOFR + 3.25%), 4/30/31	623	623,341
		$ 19,528,206
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals — 7.4%
Aruba Investments Holdings LLC:
Term Loan, 6.55%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	505	$ 521,837
Term Loan, 8.424%, (SOFR + 4.00%), 11/24/27		1,505	1,499,921
Charter NEX U.S., Inc., Term Loan, 7.307%, (SOFR + 3.00%), 11/29/30		1,218	1,221,508
Discovery Purchaser Corp., Term Loan, 8.04%, (SOFR + 3.75%), 10/4/29		1,046	1,044,737
Groupe Solmax, Inc., Term Loan, 9.27%, (SOFR + 4.75%), 5/29/28(11)		1,300	1,156,899
INEOS Enterprises Holdings II Ltd., Term Loan, 6.499%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	200	208,341
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.163%, (SOFR + 3.75%), 7/8/30		1,064	1,062,590
INEOS Finance PLC, Term Loan, 6.05%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4	3,946
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.55%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	285,944
Term Loan, 8.674%, (SOFR + 4.25%), 4/2/29		1,940	1,901,531
INEOS U.S. Finance LLC:
Term Loan, 6.924%, (SOFR + 2.50%), 11/8/28		511	508,237
Term Loan, 7.324%, (SOFR + 3.00%), 2/7/31		1,022	1,009,231
Term Loan, 7.574%, (SOFR + 3.25%), 2/18/30		1,539	1,516,875
Lonza Group AG, Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28		2,438	2,347,161
Momentive Performance Materials, Inc., Term Loan, 8.324%, (SOFR + 4.00%), 3/29/28		1,894	1,899,353
Nouryon Finance BV, Term Loan, 7.554%, (SOFR + 3.25%), 4/3/28		619	623,532
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31		2,153	2,150,783
Paint Intermediate III LLC, Term Loan, 7.302%, (SOFR + 3.00%), 10/9/31		475	476,040
Rohm Holding GmbH, Term Loan, 9.80%, (SOFR + 5.50%), 1/31/29		1,442	1,406,717
SCUR-Alpha 1503 GmbH, Term Loan, 9.791%, (SOFR + 5.50%), 3/29/30		491	472,803
Tronox Finance LLC:
Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29		1,499	1,481,889
Term Loan, 6.827%, (SOFR + 2.50%), 9/18/31(11)		400	396,002
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28		2,401	2,403,751
			$ 25,599,628
Commercial Services & Supplies — 5.3%
Albion Financing 3 SARL, Term Loan, 7.302%, (SOFR + 3.00%), 8/16/29		1,604	$ 1,609,637

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, Term Loan, 8.174%, (SOFR + 3.75%), 5/12/28		1,966	$ 1,970,469
Belfor Holdings, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 11/1/30		606	610,194
EnergySolutions LLC, Term Loan, 7.574%, (SOFR + 3.25%), 9/20/30		1,400	1,410,954
Flame Newco LLC, Term Loan, 10.424%, (SOFR + 6.10%), 6/30/28		213	209,201
Foundever Worldwide Corp., Term Loan, 8.178%, (SOFR + 3.75%), 8/28/28		2,258	1,481,414
Garda World Security Corp., Term Loan, 7.308%, (SOFR + 3.00%), 2/1/29		2,401	2,399,792
GFL Environmental, Inc.:
Term Loan, 6.305%, (SOFR + 2.00%), 7/3/31		873	873,192
Term Loan, 2/4/32(10)		1,400	1,398,257
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30		718	720,980
Monitronics International, Inc., Term Loan, 12.086%, (SOFR + 7.50%), 6/30/28		1,128	1,124,899
Prime Security Services Borrower LLC, Term Loan, 6.313%, (SOFR + 2.00%), 10/13/30		898	897,216
Tempo Acquisition LLC, Term Loan, 6.074%, (SOFR + 1.75%), 8/31/28		1,311	1,304,906
TMF Group Holding BV, Term Loan, 7.037%, (SOFR + 2.75%), 5/3/28		371	373,734
TruGreen LP, Term Loan, 8.424%, (SOFR + 4.00%), 11/2/27		2,071	1,972,852
			$ 18,357,697
Construction Materials — 1.6%
Construction Partners, Inc., Term Loan, 6.824%, (SOFR + 2.50%), 11/3/31		500	$ 499,688
Quikrete Holdings, Inc.:
Term Loan, 6.56%, (SOFR + 2.25%), 2/10/32		1,625	1,624,244
Term Loan, 6.574%, (SOFR + 2.25%), 3/19/29		2,432	2,432,731
Star Holding LLC, Term Loan, 8.824%, (SOFR + 4.50%), 7/31/31		1,172	1,170,070
			$ 5,726,733
Consumer Staples Distribution & Retail — 1.0%
Cardenas Markets, Inc., Term Loan, 11.179%, (SOFR + 6.75%), 8/1/29		418	$ 360,351
Peer Holding III BV:
Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 11/5/31	EUR	550	576,017
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31		1,325	1,329,558
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV: (continued)
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30		1,117	$ 1,120,750
			$ 3,386,676
Containers & Packaging — 1.6%
Altium Packaging LLC, Term Loan, 6.824%, (SOFR + 2.50%), 6/11/31		448	$ 444,392
Berlin Packaging LLC, Term Loan, 7.811%, (SOFR + 3.50%), 6/7/31(11)		1,762	1,763,429
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.499%, (SOFR + 3.18%), 4/13/29		2,058	2,059,225
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (SOFR + 6.75%), 10/1/29		300	83,045
Proampac PG Borrower LLC, Term Loan, 8.31%, (SOFR + 4.00%), 9/15/28		1,139	1,141,009
			$ 5,491,100
Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 8.424%, (SOFR + 4.00%), 3/25/31		968	$ 954,038
Parts Europe SA, Term Loan, 5.954%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,425	1,493,006
Phillips Feed Service, Inc., Term Loan, 11.424%, (SOFR + 7.00%), 11/13/26(3)		110	67,326
			$ 2,514,370
Diversified Consumer Services — 1.8%
Ascend Learning LLC:
Term Loan, 7.324%, (SOFR + 3.00%), 12/11/28		1,054	$ 1,046,916
Term Loan - Second Lien, 10.174%, (SOFR + 5.75%), 12/10/29		1,058	1,059,269
Fugue Finance BV, Term Loan, 7.496%, (SOFR + 3.25%), 1/9/32		398	401,095
KUEHG Corp., Term Loan, 7.537%, (SOFR + 3.25%), 6/12/30		1,362	1,368,416
Spring Education Group, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 10/4/30		669	674,969
Wand NewCo 3, Inc., Term Loan, 7.074%, (SOFR + 2.75%), 1/30/31		1,660	1,657,676
			$ 6,208,341
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 598,713
Sandy BidCo BV, Term Loan, 7.073%, (6 mo. EURIBOR + 3.85%), 8/17/29	EUR	950	986,098
			$ 1,584,811

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services — 2.6%
Altice France SA, Term Loan, 9.802%, (SOFR + 5.50%), 8/15/28		1,219	$ 1,096,771
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(3)		1,045	382,592
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(3)		421	336,463
Level 3 Financing, Inc., Term Loan, 10.884%, (SOFR + 6.56%), 4/15/30		600	607,173
Lumen Technologies, Inc., Term Loan, 4/15/30(10)		1,000	940,635
Virgin Media Bristol LLC, Term Loan, 7.676%, (SOFR + 3.25%), 1/31/29		4,250	4,186,016
Zayo Group Holdings, Inc., Term Loan, 5.80%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,396	1,383,426
			$ 8,933,076
Electric Utilities — 0.6%
Kohler Energy Co. LLC, Term Loan, 8.074%, (SOFR + 3.75%), 5/1/31		2,061	$ 2,047,138
			$ 2,047,138
Electrical Equipment — 1.2%
AZZ, Inc., Term Loan, 6.824%, (SOFR + 2.50%), 5/13/29		1,100	$ 1,108,249
WEC U.S. Holdings Ltd., Term Loan, 6.559%, (SOFR + 2.25%), 1/27/31		2,985	2,982,911
			$ 4,091,160
Electronic Equipment, Instruments & Components — 2.7%
Chamberlain Group, Inc., Term Loan, 7.674%, (SOFR + 3.25%), 11/3/28		2,426	$ 2,425,658
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28		1,315	1,308,742
Ingram Micro, Inc., Term Loan, 7.077%, (SOFR + 2.75%), 9/22/31		1,416	1,427,078
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28		523	522,980
MX Holdings U.S., Inc., Term Loan, 7.211%, (SOFR + 2.75%), 7/31/28		246	247,327
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29		192	190,945
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29		807	800,987
Verifone Systems, Inc., Term Loan, 8.583%, (SOFR + 4.00%), 8/20/25		1,197	1,144,663
Verisure Holding AB:
Term Loan, 5.715%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	850	887,638
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verisure Holding AB: (continued)
Term Loan, 5.921%, (3 mo. EURIBOR + 3.25%), 5/30/30	EUR	248	$ 259,167
			$ 9,215,185
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc., Term Loan, 15.438%, (SOFR + 11.00%), 4.438% cash, 11.00% PIK, 12/31/25(3)		63	$ 18,200
GIP Pilot Acquisition Partners LP, Term Loan, 6.302%, (SOFR + 2.00%), 10/4/30		472	471,781
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31		1,347	1,352,704
			$ 1,842,685
Engineering & Construction — 1.5%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.25%), 2/2/32		600	$ 600,126
Arcosa, Inc., Term Loan, 6.574%, (SOFR + 2.25%), 8/12/31		350	352,625
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31		422	416,804
Azuria Water Solutions, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 5/17/28		1,268	1,276,138
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30		1,816	1,831,083
Platea BC Bidco AB:
Term Loan, 5.045%, (3 mo. EURIBOR + 4.00%), 4/3/31(8)	EUR	138	143,956
Term Loan, 6.715%, (3 mo. EURIBOR + 4.00%), 4/3/31	EUR	688	719,778
			$ 5,340,510
Entertainment — 1.6%
City Football Group Ltd., Term Loan, 7.438%, (SOFR + 3.00%), 7/22/30		973	$ 969,369
Endeavor Group Holdings, Inc., Term Loan, 1/27/32(10)		3,000	3,015,945
Renaissance Holding Corp., Term Loan, 8.324%, (SOFR + 4.00%), 4/5/30		1,392	1,359,204
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	301	207,715
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	78,709
			$ 5,630,942
Financial Services — 2.3%
Boost Newco Borrower LLC, Term Loan, 6.291%, (SOFR + 2.00%), 1/31/31		3,017	$ 3,022,718

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
CPI Holdco B LLC, Term Loan, 6.324%, (SOFR + 2.00%), 5/19/31		1,147	$ 1,143,781
Grant Thornton Advisors LLC, Term Loan, 7.055%, (SOFR + 2.75%), 6/2/31		1,847	1,845,600
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29		612	614,295
Nuvei Technologies Corp., Term Loan, 7.324%, (SOFR + 3.00%), 11/15/31		500	500,253
WEX, Inc., Term Loan, 2/27/32(10)		800	797,000
			$ 7,923,647
Food Products — 1.6%
CHG PPC Parent LLC, Term Loan, 7.438%, (SOFR + 3.00%), 12/8/28		389	$ 389,881
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.15%), 8/2/28		419	419,986
Term Loan - Second Lien, 8.851%, (SOFR + 4.40%), 8/2/28		882	591,078
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		1,960	1,967,247
POP Bidco SAS, Term Loan, 7.344%, (3 mo. EURIBOR + 4.50%), 11/26/31	EUR	1,125	1,177,959
Simply Good Foods USA, Inc., Term Loan, 6.324%, (SOFR + 2.00%), 3/17/27		107	107,960
United Petfood Finance BV, Term Loan, 5.171%, (6 mo. EURIBOR + 2.75%), 2/5/32	EUR	775	805,956
			$ 5,460,067
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 6.329%, (SOFR + 2.00%), 12/31/30		2,629	$ 2,627,277
			$ 2,627,277
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28		1,736	$ 1,737,228
Journey Personal Care Corp., Term Loan, 8.074%, (SOFR + 3.75%), 3/1/28		2,559	2,550,852
Medline Borrower LP, Term Loan, 6.574%, (SOFR + 2.25%), 10/23/28		1,107	1,110,392
			$ 5,398,472
Health Care Providers & Services — 9.5%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28		1,608	$ 1,606,210
Biogroup-LCD, Term Loan, 6.026%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	250	258,177
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26		2,526	$ 2,329,822
Cano Health LLC, Term Loan, 13.829%, (SOFR + 9.50%), 6/28/29		486	461,595
CCRR Parent, Inc., Term Loan, 8.825%, (SOFR + 4.25%), 3/6/28		2,641	1,198,184
Cerba Healthcare SAS:
Term Loan, 6.25%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	350	334,177
Term Loan, 6.50%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	525	501,609
CHG Healthcare Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 9/29/28(11)		2,050	2,052,954
CNT Holdings I Corp., Term Loan, 6.802%, (SOFR + 2.50%), 11/8/32		1,544	1,542,501
Concentra Health Services, Inc., Term Loan, 6.574%, (SOFR + 2.25%), 7/28/31		349	350,871
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(9)		617	250,636
Electron BidCo, Inc., Term Loan, 7.074%, (SOFR + 2.75%), 11/1/28		958	957,620
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29		1,396	1,402,293
Hanger, Inc.:
Term Loan, 3.50%, 10/23/31(8)		140	140,112
Term Loan, 7.824%, (SOFR + 3.50%), 10/23/31		1,085	1,088,207
IVC Acquisition Ltd.:
Term Loan, 6.736%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,350	1,409,924
Term Loan, 8.04%, (SOFR + 3.75%), 12/12/28		1,015	1,019,463
LSCS Holdings, Inc.:
Term Loan, 8.938%, (SOFR + 4.61%), 12/16/28		631	631,919
Term Loan, 3/4/32(10)		450	450,000
Medical Solutions Holdings, Inc., Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28		2,466	1,687,945
National Mentor Holdings, Inc.:
Term Loan, 8.175%, (SOFR + 3.75%), 3/2/28(11)		1,916	1,882,069
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28		57	56,164
Option Care Health, Inc., Term Loan, 6.574%, (SOFR + 2.25%), 10/27/28		364	365,607
Pacific Dental Services LLC, Term Loan, 7.07%, (SOFR + 2.75%), 3/15/31		844	847,906
Phoenix Guarantor, Inc., Term Loan, 6.824%, (SOFR + 2.50%), 2/21/31		1,568	1,564,555
Radnet Management, Inc., Term Loan, 6.568%, (SOFR + 2.25%), 4/18/31		697	698,057
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(8)		100	99,669

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC: (continued)
Term Loan, 7.574%, (SOFR + 3.25%), 11/19/31		1,400	$ 1,395,373
Select Medical Corp., Term Loan, 6.309%, (SOFR + 2.00%), 12/3/31		900	903,051
Sound Inpatient Physicians, Term Loan - Second Lien, 9.59%, (SOFR + 5.00%), 8.09% cash, 1.50% PIK, 6/28/28		412	385,617
Surgery Center Holdings, Inc., Term Loan, 7.074%, (SOFR + 2.75%), 12/19/30		2,231	2,236,099
Synlab Bondco PLC:
Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	338,681
Term Loan, 6.181%, (3 mo. EURIBOR + 3.50%), 10/18/30	EUR	525	548,296
TTF Holdings LLC, Term Loan, 8.002%, (SOFR + 3.75%), 7/18/31		1,350	1,356,750
U.S. Anesthesia Partners, Inc., Term Loan, 10/1/28(10)		700	694,494
			$ 33,046,607
Health Care Technology — 2.6%
athenahealth Group, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 2/15/29		1,754	$ 1,753,556
Certara LP, Term Loan, 7.324%, (SOFR + 3.00%), 6/26/31		931	935,022
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27		1,436	1,445,262
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31		1,251	1,256,169
Project Ruby Ultimate Parent Corp., Term Loan, 7.438%, (SOFR + 3.00%), 3/10/28		1,206	1,207,004
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27		1,750	1,568,418
Waystar Technologies, Inc., Term Loan, 6.574%, (SOFR + 2.25%), 10/22/29		986	990,379
			$ 9,155,810
Hotels, Restaurants & Leisure — 5.6%
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	425	$ 444,235
Caesars Entertainment, Inc., Term Loan, 6.563%, (SOFR + 2.25%), 2/6/31		2,233	2,239,411
Carnival Corp., Term Loan, 6.319%, (SOFR + 2.00%), 10/18/28		2,779	2,788,534
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26		1,248	1,257,051
Fertitta Entertainment LLC, Term Loan, 7.824%, (SOFR + 3.50%), 1/27/29		1,965	1,967,279
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30	2,995	$ 2,991,471
Horizon U.S. Finco LP, Term Loan, 9.055%, (SOFR + 4.75%), 10/31/31	975	957,937
J&J Ventures Gaming LLC, Term Loan, 7.824%, (SOFR + 3.50%), 4/26/30	500	498,750
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30	1,414	1,419,858
Playa Resorts Holding BV, Term Loan, 7.074%, (SOFR + 2.75%), 1/5/29	2,009	2,016,112
Scientific Games Holdings LP, Term Loan, 7.296%, (SOFR + 3.00%), 4/4/29	1,970	1,971,980
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.324%, (SOFR + 2.00%), 12/4/31	750	749,064
		$ 19,301,682
Household Durables — 2.4%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28	2,844	$ 2,142,415
Hunter Douglas, Inc., Term Loan, 7.553%, (SOFR + 3.25%), 1/20/32	1,784	1,775,813
Libbey Glass, Inc., Term Loan, 10.95%, (SOFR + 6.50%), 11/22/27	681	666,295
Madison Safety & Flow LLC, Term Loan, 7.574%, (SOFR + 3.25%), 9/26/31	698	700,285
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28	170	170,224
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28	1,566	1,471,270
Tempur Sealy International, Inc., Term Loan, 6.882%, (SOFR + 2.50%), 10/24/31	1,550	1,551,938
		$ 8,478,240
Household Products — 0.5%
Kronos Acquisition Holdings, Inc., Term Loan, 8.288%, (SOFR + 4.00%), 7/8/31	1,721	$ 1,572,812
		$ 1,572,812
Independent Power and Renewable Electricity Producers — 0.3%
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31	1,022	$ 1,026,655
		$ 1,026,655
Industrials Conglomerates — 0.6%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 10/31/31	475	$ 475,000

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Industrials Conglomerates (continued)
John Bean Technologies Corp., Term Loan, 6.674%, (SOFR + 2.25%), 1/2/32		675	$ 678,517
Nvent Electric Public Ltd. Co., Term Loan, 7.824%, (SOFR + 3.50%), 1/30/32		1,050	1,058,400
			$ 2,211,917
Insurance — 1.7%
Alliant Holdings Intermediate LLC, Term Loan, 7.072%, (SOFR + 2.75%), 9/19/31		892	$ 892,006
AmWINS Group, Inc., Term Loan, 6.574%, (SOFR + 2.25%), 1/30/32		510	509,234
Broadstreet Partners, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 6/13/31		1,070	1,070,780
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	575,689
Ryan Specialty Group LLC, Term Loan, 6.574%, (SOFR + 2.25%), 9/15/31		1,150	1,151,869
Truist Insurance Holdings LLC:
Term Loan, 7.079%, (SOFR + 2.75%), 5/6/31		483	483,204
Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32		263	268,092
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 9/29/30		995	992,642
			$ 5,943,516
Interactive Media & Services — 0.9%
Arches Buyer, Inc., Term Loan, 7.674%, (SOFR + 3.25%), 12/6/27		1,959	$ 1,928,268
Foundational Education Group, Inc., Term Loan, 8.302%, (SOFR + 3.75%), 8/31/28		1,431	1,316,290
			$ 3,244,558
IT Services — 6.3%
Asurion LLC:
Term Loan, 8.424%, (SOFR + 4.00%), 8/19/28		1,208	$ 1,207,011
Term Loan - Second Lien, 9.688%, (SOFR + 5.25%), 1/31/28		2,070	2,031,032
Term Loan - Second Lien, 9.688%, (SOFR + 5.25%), 1/20/29		1,425	1,387,152
Endure Digital, Inc., Term Loan, 7.922%, (SOFR + 3.50%), 2/10/28		3,966	3,321,241
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27		2,179	2,034,071
Go Daddy Operating Co. LLC:
Term Loan, 6.074%, (SOFR + 1.75%), 11/9/29		1,798	1,798,587
Term Loan, 6.074%, (SOFR + 1.75%), 5/30/31		348	348,106
NAB Holdings LLC, Term Loan, 6.818%, (SOFR + 2.50%), 11/24/28		3,158	3,140,050
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Plano HoldCo, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 10/2/31		550	$ 553,438
Rackspace Finance LLC:
Term Loan, 10.675%, (SOFR + 6.25%), 5/15/28		1,719	1,781,242
Term Loan - Second Lien, 7.175%, (SOFR + 2.75%), 5/15/28		3,640	2,103,851
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31		1,212	1,214,298
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31		800	801,000
			$ 21,721,079
Leisure Products — 0.7%
Fender Musical Instruments Corp., Term Loan, 8.424%, (SOFR + 4.00%), 12/1/28		256	$ 231,532
Pretzel Parent, Inc., Term Loan, 8.824%, (SOFR + 4.50%), 10/1/31		900	910,125
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30		1,216	1,225,114
			$ 2,366,771
Life Sciences Tools & Services — 1.4%
Cambrex Corp., Term Loan, 10.00%, (USD Prime + 2.50%), 12/4/26		311	$ 310,845
Curia Global, Inc., Term Loan, 8.174%, (SOFR + 3.75%), 8/30/26		1,922	1,814,732
IQVIA, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 1/2/31		1,287	1,292,412
LGC Group Holdings Ltd., Term Loan, 5.80%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	500	519,323
Loire Finco Luxembourg SARL, Term Loan, 7.924%, (SOFR + 3.50%), 4/21/27		358	358,927
Sotera Health Holdings LLC, Term Loan, 7.574%, (SOFR + 3.25%), 5/30/31		499	500,308
			$ 4,796,547
Machinery — 9.3%
AI Aqua Merger Sub, Inc., Term Loan, 7.309%, (SOFR + 3.00%), 7/31/28		2,151	$ 2,145,857
American Trailer World Corp., Term Loan, 8.174%, (SOFR + 3.75%), 3/3/28		1,295	1,095,889
Apex Tool Group LLC:
Term Loan, 14.424%, (SOFR + 10.00%), 11.924% cash, 2.50% PIK, 2/8/30		1,328	1,175,249
Term Loan - Second Lien, 9.674%, (SOFR + 5.25%), 2/8/29		570	512,414
Clark Equipment Co., Term Loan, 6.329%, (SOFR + 2.00%), 4/20/29		862	864,178

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Conair Holdings LLC, Term Loan, 8.188%, (SOFR + 3.75%), 5/17/28		2,129	$ 1,956,698
CPM Holdings, Inc., Term Loan, 8.809%, (SOFR + 4.50%), 9/28/28		1,242	1,185,871
Crown Equipment Corp., Term Loan, 6.814%, (SOFR + 2.50%), 10/10/31		975	979,670
Cube Industrials Buyer, Inc., Term Loan, 7.793%, (SOFR + 3.50%), 10/17/31		375	376,172
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31		973	971,522
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		727	726,470
Engineered Machinery Holdings, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28		3,494	3,516,275
Filtration Group Corp., Term Loan, 7.324%, (SOFR + 3.00%), 10/21/28		629	632,978
Gates Global LLC, Term Loan, 6.074%, (SOFR + 1.75%), 6/4/31		2,394	2,384,340
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28		706	711,948
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28		2,412	2,412,898
Pro Mach Group, Inc., Term Loan, 7.824%, (SOFR + 3.50%), 8/31/28		1,481	1,484,880
Roper Industrial Products Investment Co. LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29		1,305	1,305,799
SPX Flow, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 4/5/29		1,552	1,559,612
Terex Corp., Term Loan, 6.324%, (SOFR + 2.00%), 10/8/31		2,200	2,210,549
TK Elevator Midco GmbH, Term Loan, 6.598%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	850	885,949
TK Elevator Topco GmbH, Term Loan, 6.223%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	525	547,059
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30		2,086	2,090,231
Zephyr German BidCo GmbH, Term Loan, 5.932%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	650	675,704
			$ 32,408,212
Media — 1.1%
Aragorn Parent Corp., Term Loan, 8.324%, (SOFR + 4.00%), 12/15/28		1,433	$ 1,446,938
Charter Communications Operating LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/15/31		550	549,813
Emerald X, Inc., Term Loan, 8.074%, (SOFR + 3.75%), 1/30/32		225	226,312
Gray Television, Inc., Term Loan, 7.423%, (SOFR + 3.00%), 12/1/28		825	746,614
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Hubbard Radio LLC, Term Loan, 8.824%, (SOFR + 4.50%), 9/30/27	518	$ 360,476
MJH Healthcare Holdings LLC, Term Loan, 7.674%, (SOFR + 3.25%), 1/28/29	467	467,030
		$ 3,797,183
Metals/Mining — 1.5%
AAP Buyer, Inc., Term Loan, 7.574%, (SOFR + 3.25%), 9/9/31	425	$ 426,594
Arsenal AIC Parent LLC, Term Loan, 7.072%, (SOFR + 2.75%), 8/18/30	1,510	1,513,883
Minerals Technologies, Inc., Term Loan, 6.324%, (SOFR + 2.00%), 11/26/31	500	501,250
Novelis Corp., Term Loan, 2/25/32(10)	925	928,760
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29	1,522	1,476,411
WireCo WorldGroup, Inc., Term Loan, 8.04%, (SOFR + 3.75%), 11/13/28	389	362,065
		$ 5,208,963
Oil, Gas & Consumable Fuels — 2.8%
Epic Crude Services LP, Term Loan, 7.302%, (SOFR + 3.00%), 10/15/31	575	$ 577,772
Hilcorp Energy I LP, Term Loan, 6.315%, (SOFR + 2.00%), 2/11/30	800	802,000
ITT Holdings LLC, Term Loan, 7.074%, (SOFR + 2.75%), 10/11/30	839	841,375
Matador Bidco SARL, Term Loan, 8.674%, (SOFR + 4.25%), 7/30/29	3,586	3,594,918
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.572%, (SOFR + 2.25%), 10/5/28	917	917,066
Oxbow Carbon LLC, Term Loan, 7.824%, (SOFR + 3.50%), 5/10/30	542	543,104
UGI Energy Services LLC, Term Loan, 6.824%, (SOFR + 2.50%), 2/22/30	2,347	2,354,572
		$ 9,630,807
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31	496	$ 496,017
		$ 496,017
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 7.924%, (SOFR + 3.50%), 2/23/29	1,128	$ 1,051,376
		$ 1,051,376

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals — 1.0%
Ceva Sante Animale, Term Loan, 7.065%, (SOFR + 2.75%), 11/8/30		397	$ 397,661
Jazz Financing Lux SARL, Term Loan, 6.574%, (SOFR + 2.25%), 5/5/28		1,566	1,569,147
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28		1,441	1,514,974
			$ 3,481,782
Professional Services — 7.0%
AAL Delaware Holdco, Inc., Term Loan, 7.074%, (SOFR + 2.75%), 7/30/31		648	$ 651,111
AlixPartners LLP, Term Loan, 5.683%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	505	527,826
Amspec Parent LLC:
Term Loan, 1.00%, 12/22/31(8)		113	113,405
Term Loan, 8.579%, (SOFR + 4.25%), 12/22/31		737	737,131
APFS Staffing Holdings, Inc., Term Loan, 8.574%, (SOFR + 4.25%), 12/29/28		239	238,352
Camelot U.S. Acquisition LLC, Term Loan, 7.074%, (SOFR + 2.75%), 1/31/31		1,961	1,937,440
CoreLogic, Inc., Term Loan, 7.938%, (SOFR + 3.50%), 6/2/28		1,547	1,544,030
Corporation Service Co., Term Loan, 6.324%, (SOFR + 2.00%), 11/2/29		261	260,638
Crisis Prevention Institute, Inc., Term Loan, 8.324%, (SOFR + 4.00%), 4/9/31		300	301,001
Deerfield Dakota Holding LLC, Term Loan, 8.079%, (SOFR + 3.75%), 4/9/27		2,246	2,191,621
EAB Global, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 8/16/30		2,198	2,196,410
Employbridge Holding Co., Term Loan, 9.317%, (SOFR + 4.75%), 7/19/28		1,988	1,135,794
First Advantage Holdings LLC, Term Loan, 7.574%, (SOFR + 3.25%), 10/31/31		1,500	1,504,687
Fleet Midco I Ltd., Term Loan, 7.055%, (SOFR + 2.75%), 2/21/31		661	661,940
Galaxy Bidco Ltd., Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	625	655,868
Genuine Financial Holdings LLC, Term Loan, 7.553%, (SOFR + 3.25%), 9/27/30		395	396,234
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		499	503,428
Mermaid Bidco, Inc., Term Loan, 7.553%, (SOFR + 3.25%), 7/3/31		523	526,168
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29		1,842	1,642,780
Planet U.S. Buyer LLC, Term Loan, 7.319%, (SOFR + 3.00%), 2/7/31(11)		1,169	1,172,925
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)		750	$ 746,250
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	1,525	1,597,628
Teneo Holdings LLC, Term Loan, 9.074%, (SOFR + 4.75%), 3/13/31		1,217	1,229,550
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31		600	603,561
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29		1,227	1,128,476
			$ 24,204,254
Real Estate Management & Development — 0.6%
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30		1,337	$ 1,339,423
Homeserve USA Holding Corp., Term Loan, 6.312%, (SOFR + 2.00%), 10/21/30		918	912,325
			$ 2,251,748
Road & Rail — 1.4%
First Student Bidco, Inc.:
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28		1,360	$ 1,359,522
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28		416	415,787
Hertz Corp., Term Loan, 8.074%, (SOFR + 3.75%), 6/30/28		718	627,263
Kenan Advantage Group, Inc., Term Loan, 7.574%, (SOFR + 3.25%), 1/25/29		2,551	2,551,254
			$ 4,953,826
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		1,807	$ 1,806,169
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		475	456,394
Bright Bidco BV, Term Loan, 12.291%, (SOFR + 8.00%), 10/31/27		479	200,499
			$ 2,463,062
Software — 19.2%
Applied Systems, Inc., Term Loan, 7.079%, (SOFR + 2.75%), 2/24/31		642	$ 646,752
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28		747	48,533
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28		534	347,241
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29		1,108	83,095

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boxer Parent Co., Inc.:
Term Loan, 6.112%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	286	$ 298,973
Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31		3,917	3,914,083
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29		2,079	1,907,778
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29		3,307	3,318,719
Cloudera, Inc.:
Term Loan, 8.174%, (SOFR + 3.75%), 10/8/28		3,367	3,359,077
Term Loan - Second Lien, 10.424%, (SOFR + 6.00%), 10/8/29		650	629,687
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(12)		216	222,320
Constant Contact, Inc., Term Loan, 8.564%, (SOFR + 4.00%), 2/10/28		795	738,821
Cornerstone OnDemand, Inc., Term Loan, 8.188%, (SOFR + 3.75%), 10/16/28		1,143	1,028,602
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31		1,325	1,327,319
Drake Software LLC, Term Loan, 8.574%, (SOFR + 4.25%), 6/26/31		1,920	1,809,777
E2open LLC, Term Loan, 7.938%, (SOFR + 3.50%), 2/4/28		1,931	1,930,750
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30		1,518	1,528,625
Ellucian Holdings, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 10/9/29		3,335	3,335,445
Epicor Software Corp., Term Loan, 7.074%, (SOFR + 2.75%), 5/30/31		4,198	4,216,331
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (SOFR + 4.00%), 2/18/27		1,455	1,438,677
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28		1,059	983,648
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28		665	327,415
iSolved, Inc., Term Loan, 7.574%, (SOFR + 3.25%), 10/15/30		496	500,679
Ivanti Software, Inc., Term Loan, 8.817%, (SOFR + 4.25%), 12/1/27		1,237	968,689
Marcel LUX IV SARL, Term Loan, 7.84%, (SOFR + 3.50%), 11/9/30		1,294	1,308,060
McAfee LLC, Term Loan, 7.309%, (SOFR + 3.00%), 3/1/29		2,450	2,447,966
Mosel Bidco SE, Term Loan, 8.829%, (SOFR + 4.50%), 9/16/30		250	251,250
OceanKey (U.S.) II Corp., Term Loan, 7.924%, (SOFR + 3.50%), 12/15/28		1,460	1,460,481
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Open Text Corp., Term Loan, 6.074%, (SOFR + 1.75%), 1/31/30		1,291	$ 1,290,997
Project Boost Purchaser LLC:
Term Loan, 7.308%, (SOFR + 3.00%), 7/16/31		1,175	1,175,235
Term Loan - Second Lien, 9.557%, (SOFR + 5.25%), 7/16/32		350	358,202
Proofpoint, Inc., Term Loan, 7.324%, (SOFR + 3.00%), 8/31/28		2,911	2,920,955
Quartz Acquireco LLC, Term Loan, 6.568%, (SOFR + 2.25%), 6/28/30		1,485	1,484,972
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29		1,744	1,159,562
RealPage, Inc., Term Loan, 8.079%, (SOFR + 3.75%), 4/24/28		400	402,360
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28		1,498	1,048,778
Sabre GLBL, Inc.:
Term Loan, 7.938%, (SOFR + 3.50%), 12/17/27		223	217,183
Term Loan, 7.938%, (SOFR + 3.50%), 12/17/27		391	381,914
Term Loan, 8.674%, (SOFR + 4.25%), 6/30/28		147	144,719
Term Loan, 10.424%, (SOFR + 6.00%), 11/15/29		2,076	2,080,803
Term Loan, 10.424%, (SOFR + 6.00%), 11/15/29		544	533,323
Skillsoft Corp., Term Loan, 9.688%, (SOFR + 5.25%), 7/14/28		1,472	1,291,456
SolarWinds Holdings, Inc., Term Loan, 7.074%, (SOFR + 2.75%), 2/5/30		1,787	1,790,235
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31		5,241	5,246,362
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29		647	648,231
Vision Solutions, Inc., Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28		4,142	4,082,056
			$ 66,636,136
Specialty Retail — 4.6%
Apro LLC, Term Loan, 8.06%, (SOFR + 3.75%), 7/9/31		574	$ 573,385
Boels Topholding BV, Term Loan, 5.365%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	517	541,770
Great Outdoors Group LLC, Term Loan, 7.574%, (SOFR + 3.25%), 1/23/32		2,833	2,845,127
Harbor Freight Tools USA, Inc., Term Loan, 6.824%, (SOFR + 2.50%), 6/11/31		2,189	2,168,599
Hoya Midco LLC, Term Loan, 6.553%, (SOFR + 2.25%), 2/3/29		963	964,794
Les Schwab Tire Centers, Term Loan, 6.814%, (SOFR + 2.50%), 4/23/31(11)		4,982	4,982,358
LIDS Holdings, Inc., Term Loan, 10.001%, (SOFR + 5.50%), 12/14/26		159	158,036

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
PetSmart, Inc., Term Loan, 8.174%, (SOFR + 3.75%), 2/11/28		2,118	$ 2,113,547
Speedster Bidco GmbH:
Term Loan, 6.569%, (3 mo. EURIBOR + 3.75%), 12/10/31	EUR	825	863,092
Term Loan, 7.905%, (SOFR + 3.50%), 12/10/31		800	804,500
			$ 16,015,208
Trading Companies & Distributors — 3.7%
Beacon Roofing Supply, Inc., Term Loan, 6.324%, (SOFR + 2.00%), 5/19/28		520	$ 521,629
Core & Main LP, Term Loan, 6.27%, (SOFR + 2.00%), 2/9/31		371	372,766
DXP Enterprises, Inc., Term Loan, 8.074%, (SOFR + 3.75%), 10/11/30		691	695,875
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31(11)		1,216	1,160,760
Patagonia Bidco Ltd., Term Loan, 9.954%, (SONIA + 5.25%), 11/1/28	GBP	1,350	1,549,252
Quimper AB, Term Loan, 6.428%, (3 mo. EURIBOR + 3.75%), 3/15/30	EUR	350	365,928
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28		4,500	3,910,701
White Cap Buyer LLC, Term Loan, 7.574%, (SOFR + 3.25%), 10/19/29		3,284	3,278,154
Windsor Holdings III LLC, Term Loan, 7.822%, (SOFR + 3.50%), 8/1/30		1,161	1,160,321
			$ 13,015,386
Transportation Infrastructure — 0.2%
Brown Group Holding LLC, Term Loan, 6.806%, (SOFR + 2.50%), 7/1/31(11)		221	$ 221,020
KKR Apple Bidco LLC, Term Loan, 6.824%, (SOFR + 2.50%), 9/22/31		496	494,150
			$ 715,170
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27		1,305	$ 1,311,789
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27		1,839	1,832,609
			$ 3,144,398
Total Senior Floating-Rate Loans (identified cost $505,706,067)			$ 491,303,063

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	3,412	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(13)	7,757,676	$ 7,757,676
Total Short-Term Investments (identified cost $7,757,676)		$ 7,757,676
Total Investments — 157.9% (identified cost $562,532,094)		$ 548,019,569
Less Unfunded Loan Commitments — (0.2)%		$ (555,478)
Net Investments — 157.7% (identified cost $561,976,616)		$ 547,464,091
Notes Payable — (32.3)%		$(112,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value — (23.1)%		$ (80,000,000)
Other Assets, Less Liabilities — (2.3)%		$ (8,441,718)
Net Assets Applicable to Common Shares — 100.0%		$ 347,022,373
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $38,602,391 or 11.1% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At February 28, 2025, the total value of unfunded loan commitments is $550,373.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after February 28, 2025, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at February 28, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 28, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,383,295	EUR	9,015,019	Standard Chartered Bank	3/4/25	$ 31,567	$ —
USD	2,299,255	EUR	2,195,681	Goldman Sachs International	3/31/25	18,460	—
USD	2,272,559	EUR	2,170,100	State Street Bank and Trust Company	3/31/25	18,336	—
USD	1,515,535	EUR	1,446,700	State Street Bank and Trust Company	3/31/25	12,754	—
USD	1,248,995	EUR	1,200,000	State Street Bank and Trust Company	3/31/25	2,477	—
USD	9,389,242	EUR	9,015,019	Standard Chartered Bank	4/2/25	23,779	—
USD	1,784,489	EUR	1,697,542	Australia and New Zealand Banking Group Limited	5/30/25	15,356	—
USD	1,747,657	EUR	1,660,300	Citibank, N.A.	5/30/25	17,336	—
USD	1,747,439	EUR	1,660,300	State Street Bank and Trust Company	5/30/25	17,117	—
USD	1,745,543	EUR	1,660,300	State Street Bank and Trust Company	5/30/25	15,222	—
USD	1,815,075	GBP	1,432,813	Standard Chartered Bank	5/30/25	13,051	—
						$185,455	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At February 28, 2025, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At February 28, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $7,757,676, which represents 2.2% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,827,272	$126,050,717	$(121,120,313)	$ —	$ —	$7,757,676	$280,944	7,757,676
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 21,308,827	$ —	$ 21,308,827
Common Stocks	73,059	6,058,385	1,180,876	7,312,320
Corporate Bonds	—	19,969,381	—	19,969,381
Preferred Stocks	—	368,302	—	368,302
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	489,616,971	1,130,614	490,747,585
Warrants	—	—	0	0
Short-Term Investments	7,757,676	—	—	7,757,676
Total Investments	$7,830,735	$537,321,866	$2,311,490	$547,464,091
Forward Foreign Currency Exchange Contracts	$ —	$ 185,455	$ —	$ 185,455
Total	$7,830,735	$537,507,321	$2,311,490	$547,649,546
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2025 is not presented.

Eaton Vance
Floating-Rate Income Trust
February 28, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.